Ordinary Shares (Details)										6 Months Ended	12 Months Ended
		Apr. 08, 2025 shares	Nov. 27, 2024 shares	Mar. 20, 2024 HKD ($) shares	Mar. 20, 2024 USD ($) $ / shares shares	Mar. 16, 2022 HKD ($)	Mar. 07, 2022 HKD ($)	Nov. 30, 2021 HKD ($)	Nov. 30, 2020 $ / shares shares	May 31, 2025 $ / shares $ / shares shares	Nov. 30, 2024 $ / shares shares	Nov. 30, 2023 $ / shares	Nov. 07, 2021 $ / shares shares	Nov. 06, 2021 $ / shares shares
Ordinary Shares [Line Items]
Number of shares authorized										50,000
Shares par value (in Dollars per share) | $ / shares										$ 1
Ordinary shares, authorized										500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 0.00001		$ 0.00001
Ordinary shares, issued										1,500,000
Repurchased and cancelled									50,000
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 1
Dividend payable to shareholders (in Dollars) | $							$ 15,000,000
Amount due from director and related parties (in Dollars) | $								$ 12,699,814
Remaining balance (in Dollars) | $						$ 2,300,186
Dividend per share (in Dollars per share) | $ / shares										$ 1.33
Reclassification of ordinary shares			1,500,000
Voting rights										fifty
Ordinary shares outstanding										1,500,000
Shares reclassification										50,000,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized										450,000,000	450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 0.00001	$ 0.00001
Ordinary shares, issued										11,625,000	13,125,000
Reclassification of ordinary shares		1,500,000
Voting rights										one
Ordinary shares outstanding										11,625,000	13,125,000
Shares reclassification		1,500,000
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized	[1]									50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]									$ 0.00001	$ 0.00001
Ordinary shares, issued	[1]									1,500,000	0
Reclassification of ordinary shares		1,500,000
Voting rights										50
Ordinary shares outstanding	[1]									1,500,000	0
Shares reclassification		1,500,000
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Re-designation of ordinary shares											13,125,000
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized														500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.00001	$ 0.00001
Ordinary shares, issued													11,250,000
Offering cost										1,875,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized										436,875,000
IPO [Member]
Ordinary Shares [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 4
Offering expenses				$ 49,040,000.00	$ 6,303,045
IPO [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Offering cost				1,875,000	1,875,000

[1]	Number of shares divided as 450,000,000 Class A ordinary shares with a par value of US$0.00001 per share (the “Class A Ordinary Shares”) and 50,000,000 class B ordinary shares with a par value of US$0.00001 per share (the “Class B Ordinary Shares”), were approved by the board of directors on November 27, 2024. The Company, for good and valuable consideration, planned to repurchase 1,500,000 shares of the Majority Shareholder’s Class A Ordinary Shares and 1,500,000 Class B Ordinary Shares to the Majority Shareholder. The reclassification of 1,500,000 Class A Ordinary Shares into 1,500,000 Class B Ordinary Shares was completed on April 8, 2025.